Related Party Transactions - Disclosure Details Of Balance Due From To Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Loona Pool Agency Limited [Member]
Disclosure Details Of Balance Due From To Related Parties [Line Items]
Management fee due from Luna Pool	$ 117
Trade receivables	793
Trade payables	(1,309)
Accrued expenses and other liabilities	(447)
Total liabilities	(846)
Ocean Yield Malta Limited [Member]
Disclosure Details Of Balance Due From To Related Parties [Line Items]
Accrued interest and trade payables	(291)	$ (451)
Navigator Aurora Facility, net of deferred financing costs	(64,325)	(68,052)
Other non-current payables	(3)	(3)
Total liabilities	$ (64,619)	$ (68,506)